Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2021
Related Party Balances and Transactions
Related Party Balances and Transactions

Note 13 – Related Party Balances and Transactions

The balances due to related parties were as follows:

	June 30,	December 31,
	2021	2020
Dr. Henglong Chen and his affiliates *	$890,642	$881,442
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	1,028,613	1,058,188
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates	275,205	79,457
Total	$2,194,460	$2,019,087

*Dr. Henglong Chen is the original shareholder of Shangchi Automobile (formerly known as Suzhou E-Motors). The Company acquired his 70% equity interest in Shangchi Automobile and issued 2,500,000 restricted shares of Tantech’s common stock to him in connection with the acquisition of Shangchi Automobile. As of June 30, 2021 and December 31, 2020, the amount due to Dr. Henglong Chen and his affiliates were $890,642 and $881,442, respectively. On March 23, 2021, Mr. Hengwei Chen filed a lawsuit against Shangchi Automobile and the Company for a debt dispute of approximately $1.8 million (RMB 11.35 million). This case is still under investigation by the court as of the date of this filing. (Note 14)

As of June 30, 2021 and December 31, 2020, the Company borrowed $1,028,613 and $1,058,188 from Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company, for working capital purpose.

Mr. Wangfeng Yan, the CEO of the Company, and his affiliates, also made advances to the Company. The balance due to Mr. Wangfeng Yan and his affiliates was $275,205 and $79,457 as of June 30, 2021 and December 31, 2020, respectively.

All balances of due to the related parties were unsecured, interest-free and due upon demand.

The Company’s major shareholder Mr. Zhengyu Wang, his wife Ms. Yefang Zhang and his relative Ms. Aihong Wang, as well as related party entities controlled by Mr. Wang, provided guarantees to the Company’s bank loans (Note 11).

Advance to vendor - related party

During the year ended December 31, 2020, the Company paid $3,089,690 (RMB 20,154,532) to LJC, a company controlled by our CEO, Mr. Wangfeng Yan, to purchase bamboo charcoal materials. As of December 31, 2020, the Company received materials of $1,556,690 (RMB 10,154,532 with tax), the remaining advance of $1,533,000 (RMB 10 million) was returned by the vendor in March 2021.

Lease arrangement with related party

On July 6, 2020, Tantech Bamboo signed a lease agreement with Zhejiang Forasen Food Co., Ltd. (“Forasen Food”) to lease part of its production facilities of approximately 1,914 square meters to Forasen Food for ten years with monthly rent of approximately $5,900 (RMB38,280). Forasen Food is controlled by Ms. Yefang Zhang who is the director of the Company. For the six months ended June 30, 2021, the Company recorded rent income of $67,166 from Forasen Food.